Eaton Vance

North Carolina Municipal Income Fund

November 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.4%
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	$760	$742,900

Total Corporate Bonds — 0.4% (identified cost $755,242)		$742,900

Tax-Exempt Municipal Obligations — 93.4%

Security	Principal Amount (000’s omitted)	Value
Education — 8.9%
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/25	$365	$369,329
North Carolina Capital Facilities Finance Agency, (Duke University):
4.00%, 10/1/39	1,300	1,462,240
5.00%, 10/1/44	2,000	2,369,220
North Carolina Capital Facilities Finance Agency, (High Point University), 5.00%, 5/1/27	300	361,491
North Carolina State University at Raleigh, Prerefunded to 10/1/23, 5.00%, 10/1/42	1,140	1,238,656
University of North Carolina at Chapel Hill, 0.458%, (67% of 1 mo. USD LIBOR + 0.40%), 11/9/22 (Put Date), 12/1/41(1)	750	751,102
University of North Carolina at Charlotte:
4.00%, 10/1/34	770	889,165
4.00%, 10/1/45	250	290,615
Prerefunded to 4/1/22, 5.00%, 4/1/32	1,250	1,270,075
University of North Carolina at Greensboro:
4.00%, 4/1/35	1,000	1,154,300
5.00%, 4/1/26	660	730,884
University of North Carolina at Wilmington, 4.00%, 10/1/36	1,500	1,774,560
Western Carolina University, NC:
4.00%, 4/1/45	1,000	1,158,660
5.00%, 10/1/36	1,000	1,220,580

		$15,040,877

Electric Utilities — 1.0%
Greenville, NC, Combined Enterprise System Revenue:
4.00%, 5/1/32	$190	$238,416
5.00%, 5/1/25	1,190	1,373,188

		$1,611,604

Escrowed/Prerefunded — 4.6%
Durham Capital Financing Corp., NC:
Prerefunded to 6/1/22, 5.00%, 6/1/32	$1,700	$1,740,970
Prerefunded to 6/1/23, 5.00%, 6/1/38	1,000	1,071,320

Security	Principal Amount (000’s omitted)	Value
North Carolina Medical Care Commission, (Duke University Health System), Prerefunded to 6/1/22, 5.00%, 6/1/42	$1,250	$1,280,125
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Prerefunded to 10/1/23, 5.00%, 10/1/30	635	695,338
North Carolina Municipal Power Agency No. 1, (Catawba), Prerefunded to 1/1/22, 5.00%, 1/1/31	885	888,452
University of North Carolina at Greensboro, Prerefunded to 4/1/22, 5.00%, 4/1/31	1,020	1,036,381
Watauga Public Facilities Corp., NC, Prerefunded to 6/1/22, 5.00%, 6/1/27	1,000	1,024,100

		$7,736,686

General Obligations — 12.5%
Brunswick County, NC, 4.00%, 8/1/31	$1,000	$1,238,840
Charlotte, NC:
5.00%, 7/1/25	1,875	2,179,725
5.00%, 6/1/29(2)	1,000	1,296,350
Durham County, NC, 4.00%, 6/1/33	1,785	2,161,581
Forsyth County, NC:
4.00%, 3/1/28	735	858,054
5.00%, 3/1/31	1,000	1,277,040
Greensboro, NC, 5.00%, 2/1/27	650	715,416
North Carolina, 5.00%, 6/1/30	1,530	1,974,128
Pender County, NC, 5.00%, 3/1/27	1,015	1,199,223
Randolph County, NC, Limited Obligation Bonds:
4.00%, 10/1/38	1,000	1,185,100
4.00%, 10/1/39	500	591,450
Wake County, NC, 5.00%, 3/1/22	2,000	2,024,180
Wilmington, NC, 5.00%, 5/1/27	840	1,034,544
Wilmington, NC, Limited Obligation Bonds:
4.00%, 6/1/35	150	183,108
4.00%, 6/1/37	690	838,633
Winston-Salem, NC, 4.00%, 6/1/29	1,925	2,201,796

		$20,959,168

Hospital — 14.5%
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health):
5.00% to 12/1/31 (Put Date), 1/15/49	$1,000	$1,347,320
5.00% to 12/1/28 (Put Date), 1/15/50	1,500	1,914,075
New Hanover County, NC, (New Hanover Regional Medical Center):
Prerefunded to 10/1/27, 5.00%, 10/1/30	250	307,870
Prerefunded to 10/1/27, 5.00%, 10/1/36	1,000	1,231,480
North Carolina Medical Care Commission, (Cape Fear Valley Health System), Prerefunded to 10/1/22, 5.00%, 10/1/32	2,000	2,080,200
North Carolina Medical Care Commission, (CaroMont Health), 4.00%, 2/1/36	1,350	1,637,644
North Carolina Medical Care Commission, (Novant Health Obligated Group), 4.00%, 11/1/49	3,500	4,083,275
North Carolina Medical Care Commission, (Rex Healthcare, Inc.):
4.00%, 7/1/39	1,000	1,161,980
5.00%, 7/1/32	1,000	1,143,690
North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.00%, 6/1/32	1,645	1,681,371
North Carolina Medical Care Commission, (Vidant Health), Prerefunded to 6/1/25, 5.00%, 6/1/31	2,000	2,313,720

Security	Principal Amount (000’s omitted)	Value
North Carolina Medical Care Commission, (Wake Forest Baptist Obligated Group), 2.20% to 12/1/22 (Put Date), 12/1/48	$2,170	$2,189,834
North Carolina Medical Care Commission, (WakeMed), 5.00%, 10/1/31	2,000	2,073,520
Spartanburg Regional Health Services District, Inc., SC, 5.00%, 4/15/28(2)	1,000	1,227,500

		$24,393,479

Housing — 0.4%
North Carolina Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.00%, 7/1/35	$725	$733,939

		$733,939

Industrial Development Revenue — 0.3%
Columbus County Industrial Facilities & Pollution Control Financing Authority, NC, (International Paper Co.), (AMT), 2.10% to 10/1/24 (Put Date), 3/1/27	$500	$521,170

		$521,170

Insured-Education — 0.0%(3)
University of North Carolina, (AGC), 5.00%, 10/1/33	$35	$35,133

		$35,133

Insured-Electric Utilities — 0.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,335	$1,453,868

		$1,453,868

Insured-Transportation — 3.3%
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	$6,500	$5,064,865
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	440	479,776

		$5,544,641

Lease Revenue/Certificates of Participation — 16.6%
Asheville, NC, 5.00%, 4/1/25	$1,530	$1,759,301
Buncombe County, NC:
5.00%, 6/1/29	750	833,527
5.00%, 6/1/31	1,000	1,111,370
Buncombe County, NC, Limited Obligation Bonds:
4.00%, 6/1/34	100	122,281
4.00%, 6/1/35	150	183,108
4.00%, 6/1/36	150	182,720
5.00%, 6/1/31	100	131,227
Cabarrus County, NC, Limited Obligation Bonds:
5.00%, 6/1/28	1,600	1,957,184
5.00%, 4/1/29	1,000	1,176,790
5.00%, 4/1/30	1,000	1,183,890
Charlotte, NC:
4.00%, 6/1/35	1,000	1,245,190
4.00%, 6/1/39	1,000	1,189,610
Charlotte, NC, (Convention Facility), 4.00%, 6/1/39	875	1,040,909
Dare County, NC, Limited Obligation Bonds, 4.00%, 6/1/33	200	245,386
Davidson County, NC, Limited Obligation Bonds, 5.00%, 6/1/31	2,010	2,392,503
Durham Capital Financing Corp., NC, 5.00%, 10/1/31	1,170	1,474,785
Johnston County Finance Corp., NC, 4.00%, 4/1/36	1,015	1,223,379
Mooresville, NC, Limited Obligation Bonds:
3.00%, 10/1/38	215	241,067
4.00%, 10/1/31	145	180,165
4.00%, 10/1/32	130	160,789

Security	Principal Amount (000’s omitted)	Value
4.00%, 10/1/33	$150	$185,201
4.00%, 10/1/34	130	159,554
North Carolina Turnpike Authority, (Monroe Expressway System), 5.00%, 7/1/39	500	665,395
North Carolina, Limited Obligation Bonds:
3.00%, 5/1/34	1,000	1,130,980
4.00%, 5/1/33	1,000	1,200,960
5.00%, 5/1/29	1,000	1,223,640
Orange County Public Facilities Co., NC, 4.00%, 10/1/31	400	470,792
Scotland County, NC, Limited Obligation Bonds:
5.00%, 12/1/29	500	607,105
5.00%, 12/1/31	55	66,364
5.00%, 12/1/33	250	300,868
Wake County, NC, Limited Obligation Bonds:
5.00%, 3/1/26	1,000	1,186,440
5.00%, 9/1/35	1,000	1,285,600
Wayne County, NC, Limited Obligation Bonds, 5.00%, 6/1/28	500	610,715
Winston-Salem, NC, 5.00%, 6/1/27	750	836,310

		$27,965,105

Other Revenue — 1.4%
Durham County Industrial Facilities & Pollution Control Financing Authority, NC, (Research Triangle Institute):
5.00%, 2/1/24	$1,000	$1,095,620
5.00%, 2/1/25	1,035	1,176,474

		$2,272,094

Senior Living/Life Care — 7.6%
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$2,000	$2,336,280
North Carolina Medical Care Commission, (EveryAge), 4.00%, 9/1/47	1,970	2,197,082
North Carolina Medical Care Commission, (Galloway Ridge), 5.00%, 1/1/30	1,310	1,497,225
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/40	600	680,592
North Carolina Medical Care Commission, (Plantation Village, Inc.), 4.00%, 1/1/41(2)	1,000	1,112,900
North Carolina Medical Care Commission, (The Forest at Duke):
4.00%, 9/1/33	355	416,333
4.00%, 9/1/34	370	432,623
4.00%, 9/1/41	1,125	1,295,055
North Carolina Medical Care Commission, (The Pines at Davidson), 5.00%, 1/1/38	1,000	1,104,230
North Carolina Medical Care Commission, (Twin Lakes Community), 5.00%, 1/1/44	595	671,719
North Carolina Medical Care Commission, (United Church Homes and Services), Prerefunded to 9/1/23, 5.00%, 9/1/46	1,000	1,108,850

		$12,852,889

Solid Waste — 0.6%
Mecklenburg County, NC, Special Obligation, 5.00%, 1/1/26	$1,000	$1,003,950

		$1,003,950

Special Tax Revenue — 0.1%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$100	$123,975

		$123,975

Security	Principal Amount (000’s omitted)	Value
Transportation — 12.4%
Charlotte, NC, (Charlotte Douglas International Airport):
(AMT), 4.00%, 7/1/36	$630	$734,479
(AMT), 4.00%, 7/1/37	1,000	1,163,490
(AMT), 5.00%, 7/1/34	1,150	1,498,048
(AMT), 5.00%, 7/1/42	550	661,782
North Carolina Turnpike Authority, (Triangle Expressway System):
4.00%, 1/1/33	2,000	2,352,380
5.00%, 1/1/40	2,500	3,031,975
5.00%, 1/1/43	500	614,895
North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/34	4,000	5,060,480
Raleigh-Durham Airport Authority, NC:
(AMT), Series 2017A, 5.00%, 5/1/36	2,000	2,401,580
(AMT), Series 2020A, 5.00%, 5/1/36	2,580	3,260,449

		$20,779,558

Water and Sewer — 8.3%
Asheville, NC, Water System Revenue, Green Bonds, 5.00%, 8/1/32	$430	$582,186
Brunswick County, NC, (Water and Wastewater Systems), 5.00%, 4/1/30	750	859,905
Brunswick County, NC, Enterprise Systems Revenue, 4.00%, 4/1/34	700	850,262
Buncombe County Metropolitan Sewerage District, NC:
5.00%, 7/1/26	305	341,289
5.00%, 7/1/28	540	604,249
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/29	1,375	1,647,126
Cary, NC, Combined Enterprise System Revenue, 5.00%, 12/1/30	675	841,907
Charlotte, NC, Storm Water Fee Revenue:
3.00%, 12/1/36	400	455,656
3.00%, 12/1/37	400	452,744
Charlotte, NC, Water and Sewer System Revenue, 4.00%, 7/1/36	500	613,715
Durham, NC, Utility System Revenue:
4.00%, 8/1/34	250	312,778
5.00%, 8/1/29	250	324,850
Greensboro, NC, Combined Enterprise System Revenue, Green Bonds, 4.00%, 6/1/30	1,065	1,245,709
High Point, NC, Combined Enterprise System Revenue, 4.00%, 11/1/34	1,000	1,214,780
Lincoln County, NC, Enterprise System Revenue:
3.00%, 8/1/35	250	279,788
3.00%, 8/1/38	200	221,592
3.00%, 8/1/40	160	175,917
Union County, NC, Enterprise Systems Revenue:
5.00%, 6/1/28	750	945,442
5.00%, 6/1/30	835	1,071,130
5.00%, 6/1/32	725	927,340

		$13,968,365

Total Tax-Exempt Municipal Obligations — 93.4% (identified cost $147,462,509)		$156,996,501

Taxable Municipal Obligations — 0.6%

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 0.1%
Wilmington, NC, Limited Obligation Bonds, 2.03%, 6/1/30	$200	$204,262

		$204,262

Other Revenue — 0.5%
Greensboro, NC, (Coliseum Complex):
1.719%, 4/1/28	$280	$279,776
2.431%, 4/1/33	500	510,625

		$790,401

Total Taxable Municipal Obligations — 0.6% (identified cost $980,000)		$994,663

Total Investments — 94.4% (identified cost $149,197,751)		$158,734,064

Other Assets, Less Liabilities — 5.6%		$9,434,339

Net Assets — 100.0%		$168,168,403

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2021, 4.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 3.5% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at November 30, 2021.

(2)	When-issued security.

(3)	Amount is less than 0.05%.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2021, the aggregate value of these securities is $123,975 or 0.1% of the Fund’s net assets.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guarantee Corp.

Currency Abbreviations:
USD	-	United States Dollar

The Fund did not have any open derivative instruments at November 30, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$742,900	$—	$742,900
Tax-Exempt Municipal Obligations	—	156,996,501	—	156,996,501
Taxable Municipal Obligations	—	994,663	—	994,663
Total Investments	$—	$158,734,064	$—	$158,734,064

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.